RBC Emerging Markets Equity Fund Investment Strategy - RBC Emerging Markets Equity Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, or a minimum of 50% of the issuer’s assets are within the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights. The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in non-U.S. countries worldwide (e.g. Brazil bonds issued in Brazilian Real). The Sub-Adviser considers material environmental, social and governance (“ESG”) factors as part of the investment process. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser. Material ESG factors are considered as part of the investment analysis for applicable securities.